Acquisition and sale of businesses and brands and purchase of non-controlling interests (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Schedule of fair value of net assets acquired and cash consideration paid in business combination
Fair value of net assets acquired and cash consideration paid in respect of the acquisition of subsidiaries in the three years ended 30 June 2023 were as follows:

	Net assets acquired and consideration
	Don Papa £ million	Other £ million	2023 £ million	2022 £ million	2021 £ million
Brands and other intangibles	293	45	338	120	334
Property, plant and equipment	1	24	25	—	15
Inventories	6	21	27	6	12
Other working capital	(2)	(1)	(3)	3	(3)
Deferred tax	(67)	(4)	(71)	(31)	(15)
Borrowings	—	—	—	—	(8)
(Overdraft)/Cash	(1)	1	—	1	4
Fair value of assets and liabilities	230	86	316	99	339
Goodwill arising on acquisition	64	28	92	70	274
Settlement of pre-existing relationship	—	—	—	(1)	—
Step acquisitions	—	(11)	(11)	(6)	—
Consideration payable	294	103	397	162	613
Satisfied by:
Cash consideration paid	(218)	(98)	(316)	(88)	(358)
Contingent consideration payable	(72)	(4)	(76)	(70)	(253)
Deferred consideration payable	(4)	(1)	(5)	(4)	(2)
	(294)	(103)	(397)	(162)	(613)

Schedule of cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interests
Cash consideration paid in respect of the acquisition of businesses and purchase of shares of non-controlling interests in the three years ended 30 June 2023 were as follows:

	Consideration
	2023 £ million	2022 £ million	2021 £ million
Acquisitions in the year - subsidiaries
Cash consideration paid	(316)	(88)	(358)
Cash acquired	—	1	4
Prior year acquisitions - subsidiaries
Contingent consideration paid for Casamigos	—	(83)	(89)
Other consideration	(26)	(36)	(7)
Investments in associates
Cash consideration paid	(14)	(4)	—
Capital injection	(79)	(61)	(38)
Net cash outflow on acquisition of businesses	(435)	(271)	(488)
Purchase of shares of non-controlling interests	(146)	—	(42)
Total net cash outflow	(581)	(271)	(530)

Schedule of cash consideration received and net assets disposed of in sale of businesses
Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the three years ended 30 June 2023 were as follows:

	Guinness Cameroun S.A. £ million	Other £ million	2023 £ million	2022 £ million	2021 £ million
Sale consideration
Cash received	384	115	499	106	14
(Cash)/overdraft disposed of	(13)	—	(13)	2	—
Transaction and other directly attributable costs paid	(17)	(7)	(24)	(26)	—
Net cash received	354	108	462	82	14
Transaction costs payable	(8)	3	(5)	(16)	1
	346	111	457	66	15
Net assets disposed of
Goodwill	—	—	—	(14)	—
Property, plant and equipment	(103)	(3)	(106)	(11)	(2)
Assets and liabilities held for sale	—	(79)	(79)	—	—
Inventories	(24)	(4)	(28)	(4)	—
Other working capital	69	—	69	15	1
Other borrowings	2	—	2	1	—
Corporate tax	(3)	—	(3)	(5)	—
Deferred tax	5	—	5	(2)	—
Post employment benefit liabilities	4	—	4	—	—
	(50)	(86)	(136)	(20)	(1)
Impairment charge recognised up until the date of sale	(3)	—	(3)	—	—
Exchange recycled from other comprehensive income	17	1	18	(63)	—
Gain/(loss) on disposal before taxation	310	26	336	(17)	14
Taxation	(42)	13	(29)	(23)	—
Gain/(loss) on disposal after taxation	268	39	307	(40)	14